Premises and equipment (Tables)	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Summary of Premises and Equipment

	For the year ended October 31, 2022
	Owned by the Bank (1)						Right-of-use lease assets

(Millions of Canadian dollars)	Land	Buildings	Computer equipment	Furniture, fixtures and other equipment	Leasehold improvements	Work in process	Buildings	Equipment	Total
Cost
Balance at beginning of period	$145	$1,308	$1,126	$773	$2,754	$170	$5,394	$308	$11,978
Additions	–	–	24	3	28	397	270	138	860
Acquisition through business combination	–	–	4	1	6	1	55	–	67
Transfers from work in process	–	15	195	49	206	(465)	–	–	–
Disposals	(10)	(83)	(195)	(5)	(205)	(1)	(153)	(146)	(798)
Foreign exchange translation	7	24	17	15	67	6	58	(1)	193
Other	(1)	(3)	(2)	–	(11)	12	124	–	119
Balance at end of period	$141	$1,261	$1,169	$836	$2,845	$120	$5,748	$299	$12,419
Accumulated depreciation
Balance at beginning of period	$–	$664	$584	$427	$1,589	$–	$1,133	$157	$4,554
Depreciation	–	48	234	94	233	–	569	87	1,265
Disposals	–	(80)	(192)	(4)	(204)	–	(106)	(146)	(732)
Foreign exchange translation	–	11	12	6	38	–	2	(1)	68
Other	–	(16)	2	2	–	–	45	17	50
Balance at end of period	$–	$627	$640	$525	$1,656	$–	$1,643	$114	$5,205
Net carrying amount at end of period	$141	$634	$529	$311	$1,189	$120	$4,105	$185	$7,214

	For the year ended October 31, 2021

	Owned by the Bank (1), (2)						Right–of–use lease assets
( Millions of Canadian dollars)	Land	Buildings	Computer equipment	Furniture, fixtures and other equipment	Leasehold improvements	Work in process	Buildings	Equipment (2)	Total
Cost
Balance at beginning of period	$152	$1,310	$1,150	$886	$2,675	$203	$5,171	$254	$11,801
Additions	1	–	28	6	94	388	379	109	1,005
Acquisition through business combination	–	–	–	–	–	–	–	–	–
Transfers from work in process	–	13	180	47	170	(410)	–	–	–
Disposals	(2)	(24)	(286)	(65)	(106)	(1)	(49)	(56)	(589)
Foreign exchange translation	(6)	(20)	(27)	(16)	(62)	(5)	(167)	1	(302)
Other	–	29	81	(85)	(17)	(5)	60	–	63
Balance at end of period	$145	$1,308	$1,126	$773	$2,754	$170	$5,394	$308	$11,978
Accumulated depreciation
Balance at beginning of period	$–	$648	$580	$467	$1,480	$–	$584	$108	$3,867
Depreciation	–	49	245	94	222	–	578	88	1,276
Disposals	–	(12)	(284)	(64)	(92)	–	(5)	(40)	(497)
Foreign exchange translation	–	(9)	(16)	(7)	(31)	–	(24)	1	(86)
Other	–	(12)	59	(63)	10	–	–	–	(6)
Balance at end of period	$–	$664	$584	$427	$1,589	$–	$1,133	$157	$4,554
Net carrying amount at end of period	$145	$644	$542	$346	$1,165	$170	$4,261	$151	$7,424

(1)	As at October 31, 2022, we had total contractual commitments of $185 million to purchase premises and equipment (October 31, 2021 – $162 million).
(2)	Certain amounts have been revised from those previously presented.